Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
THE HARTFORD CHECKS AND BALANCES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Hartford Checks and Balances Fund
Supplement [Text Block]	hmfic_SupplementTextBlock

MAY 11, 2018

SUPPLEMENT TO

The Hartford Checks and Balances Fund

A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.

SUMMARY PROSPECTUS

DATED MARCH 1, 2018

HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS

DATED MARCH 1, 2018

This Supplement contains new and additional information and should be read in connection with your Prospectus and Summary Prospectus.

Effective immediately, the Summary Prospectus for The Hartford Checks and Balances Fund and the Hartford Multi-Strategy Funds Prospectus is revised as set forth below. The Fund expects to begin implementing the transition set forth below on or after July 10, 2018.

1.      Under the heading “Principal Investment Strategy” in the Summary Prospectus and the summary section for The Hartford Checks and Balances Fund in the Hartford Multi-Strategy Funds Prospectus, the following paragraph is added at the end of the section:

The Fund is adding Hartford Total Return Bond ETF (“Total Return Bond ETF”) as an additional Underlying Fund. Total Return Bond ETF is an exchange-traded fund (“ETF”) with the same investment objective and a substantially similar principal investment strategy as The Hartford Total Return Bond Fund (“Total Return Bond Fund”). Total Return Bond ETF has a lower total operating expense ratio than Total Return Bond Fund and may offer certain tax efficiencies. The Fund expects to transition its entire holding in Total Return Bond Fund to Total Return Bond ETF within no more than a year. However, the Fund believes it is in the best interests of the Fund and its shareholders to implement that transition gradually over time. For that reason, the Fund will temporarily invest in four Underlying Funds, although those Underlying Funds will continue to represent three investment strategies. During this period, the Fund will continue to allocate its investments equally among the same three investment strategies as it does currently with the allocation to the total return bond strategy represented by two Underlying Funds. Once the transition is complete, the Fund will no longer invest in Total Return Bond Fund and will revert to investing equally in three underlying funds: The Hartford Capital Appreciation Fund, The Hartford Dividend and Growth Fund and Total Return Bond ETF.

2.      Under the heading “Your Expense - Portfolio Turnover” in the Summary Prospectus and the summary section for The Hartford Checks and Balances Fund in the Hartford Multi-Strategy Funds Prospectus, the current disclosure is deleted in its entirety and replaced with the following:

The Fund will pay transaction costs, such as commissions, when it buys and sells shares of Total Return Bond ETF (or “turns over” its portfolio). The Fund will not incur transaction costs when it buys and sells shares of the other Underlying Funds, but it could incur transaction costs if it were to buy and sell other types of securities directly. A higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the examples and would affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

3.      Under the heading “Principal Risks - Fund of Funds Risk” in the Summary prospectus and the summary section for The Hartford Checks and Balances Fund in the Hartford Multi-Strategy Funds Prospectus, the following is added at the end of the bulleted list of risks applicable to the Underlying Funds:

ETF Specific Risk - Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

This Supplement should be retained with your Prospectus and Summary Prospectus for future reference.

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it buys and sells shares of Total Return Bond ETF (or “turns over” its portfolio). The Fund will not incur transaction costs when it buys and sells shares of the other Underlying Funds, but it could incur transaction costs if it were to buy and sell other types of securities directly. A higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when Fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual fund operating expenses or in the examples and would affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is adding Hartford Total Return Bond ETF (“Total Return Bond ETF”) as an additional Underlying Fund. Total Return Bond ETF is an exchange-traded fund (“ETF”) with the same investment objective and a substantially similar principal investment strategy as The Hartford Total Return Bond Fund (“Total Return Bond Fund”). Total Return Bond ETF has a lower total operating expense ratio than Total Return Bond Fund and may offer certain tax efficiencies. The Fund expects to transition its entire holding in Total Return Bond Fund to Total Return Bond ETF within no more than a year. However, the Fund believes it is in the best interests of the Fund and its shareholders to implement that transition gradually over time. For that reason, the Fund will temporarily invest in four Underlying Funds, although those Underlying Funds will continue to represent three investment strategies. During this period, the Fund will continue to allocate its investments equally among the same three investment strategies as it does currently with the allocation to the total return bond strategy represented by two Underlying Funds. Once the transition is complete, the Fund will no longer invest in Total Return Bond Fund and will revert to investing equally in three underlying funds: The Hartford Capital Appreciation Fund, The Hartford Dividend and Growth Fund and Total Return Bond ETF.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

ETF Specific Risk - Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.